Trade and other receivables (Details) - GBP (£)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade receivables			£ 41,000
Government grants receivable	£ 8,943,000	£ 1,989,000
Prepayments		733,000	334,000
Other receivables		810,000	1,095,000
Total trade and other current receivables	£ 11,233,000	3,532,000	1,470,000
R&D tax credit receivable		£ 328,000	£ 549,000